Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
15. Segment Information

The Company’s segment reporting is consistent with the current manner of how the Chief Operating Decision Maker (“CODM”) and the Board of Directors view the business. The Company is focused on expanding its capabilities in database marketing and data analytics in order to position the Company for future business development efforts and revenue growth.

In order to position this strategic focus along the lines of how the CODM and management will base their business decisions, the Company reports two segments. Decisions regarding allocation of resources are made and will be made based not only on the individual operating results of the subsidiaries but also on the overall performance of the reportable segments. These reportable segments are the aggregation of various reporting segments.

The Company reports in two segments plus corporate. The segments are as follows:

•
The Strategic Marketing Services segment consists of integrated marketing consulting services firms that offer a full complement of marketing, activation and consulting services including advertising and media, marketing communications including direct marketing, public relations, corporate communications, market research, corporate identity and branding, interactive marketing and sales promotion. Each of the entities within the Strategic Marketing Services Group share similar economic characteristics, specifically related to the nature of their respective services, the manner in which the services are provided and the similarity of their respective customers. Due to the similarities in these businesses, they exhibit similar long term financial performance and have been aggregated together.

•
The Performance Marketing Services segment includes our firms that provide consumer insights and analytics to satisfy the growing need for targetable, measurable solutions or cost effective means of driving return on marketing investment. These services interface directly with the consumer of a client’s product or service. Such services include the design, development, research and implementation of consumer service, media planning and buying and direct marketing initiatives. Each of the entities within the Performance Marketing Services Group share similar economic characteristics specifically related to the nature of their respective services, the manner in which the services are provided, and the similarity of their respective customers. Due to the similarities in these businesses, the services provided to the customer and they exhibit similar long term financial performance and have been aggregated together.

The significant accounting policies of these segments are the same as those described in the summary of significant accounting policies included in the notes to the consolidated financial statements. The Company continues to evaluate its Corporate Group and the services provided by the Corporate Group to the operating segments. The Company will continue to evaluate the services and amount of time spent directly on the operating segments business operations, and adjust accordingly.

	For the Year Ended December 31, 2012
	Strategic Marketing Services	Performance Marketing Services	Corporate	Total
Revenue	$719,364	$345,645	$—	$1,065,009
Cost of services sold	479,060	255,080	—	734,140
Office and general expenses	188,954	72,780	38,847	300,581
Depreciation and amortization	27,260	17,217	1,342	45,819
Operating profit (Loss)	24,090	568	(40,189)	(15,531)
Other income (Expense):
Other income, net				117
Foreign exchange loss				(976)
Interest expense, net				(46,190)
Loss from continuing operations before income taxes, equity in affiliates				(62,580)
Income tax expense				9,553
Loss from continuing operations before equity in affiliates				(72,133)
Equity in earnings of affiliates				633
Loss from continuing operations				(71,500)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes				(7,201)
Net loss				(78,701)
Net income attributable to noncontrolling interests	(5,167)	(1,571)	—	(6,738)
Net loss attributable to MDC Partners Inc.				$(85,439)
Stock-based compensation	$9,186	$8,227	$14,784	$32,197
Capital expenditures from continuing operations	$11,455	$8,466	$382	$20,303
Goodwill and intangibles	$532,643	$250,671	$—	$783,314
Total assets	$827,248	$397,450	$120,247	$1,344,945

	For the Year Ended December 31, 2011
	Strategic Marketing Services	Performance Marketing Services	Corporate	Total
Revenue	$608,022	$328,970	$—	$936,992
Cost of services sold	425,316	242,346	—	667,662
Office and general expenses	137,824	44,512	35,432	217,768
Depreciation and amortization	22,378	16,471	826	39,675
Operating profit (Loss)	22,504	25,641	(36,258)	11,887
Other income (Expense):
Other income, net				116
Foreign exchange loss				(1,677)
Interest expense, net				(41,561)
Loss from continuing operations before income taxes, equity in affiliates				(31,235)
Income tax expense				41,735
Loss from continuing operations before equity in affiliates				(72,970)
Equity in earnings of affiliates				213
Loss from continuing operations				(72,757)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes				(3,506)
Net loss				(76,263)
Net income attributable to noncontrolling interests	(6,414)	(1,997)	—	(8,411)
Net loss attributable to MDC Partners Inc.				$(84,674)
Stock-based compensation	$5,149	$3,695	$14,813	$23,657
Capital expenditures from continuing operations	$11,647	$4,782	$6,929	$23,358
Goodwill and intangibles	$426,034	$237,190	$—	$663,224
Total assets	$627,268	$380,825	$47,652	$1,055,745

	For the Year Ended December 31, 2010
	Strategic Marketing Services	Performance Marketing Services	Corporate	Total
Revenue	$438,941	$249,885	$—	$688,826
Cost of services sold	288,916	183,202	—	472,118
Office and general expenses	90,495	38,230	22,291	151,016
Depreciation and amortization	17,917	15,873	368	34,158
Operating Profit (Loss)	41,613	12,580	(22,659)	31,534
Other Income (Expense):
Other expense, net				381
Foreign exchange gain				69
Interest expense, net				(33,192)
Loss from continuing operations before income taxes, equity in affiliates				(1,208)
Income tax expense				(165)
Loss from continuing operations before equity in affiliates				(1,043)
Equity in loss of affiliates				866
Loss from continuing operations				(177)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes				(4,885)
Net loss				(5,062)
Net income attributable to noncontrolling interests	(7,211)	(3,167)	—	(10,378)
Net loss attributable to MDC Partners Inc.				$(15,440)
Stock-based compensation	$7,282	$1,992	$7,233	$16,507
Capital expenditures from continuing operations	$6,476	$4,010	$610	$11,096
Goodwill and intangibles	$367,856	$213,765	$—	$581,621
Total assets	$552,383	$322,520	$39,445	$914,348

A summary of the Company’s long-lived assets, comprised of fixed assets, goodwill and intangibles, net, as at December 31, is set forth in the following table.

	United States	Canada	Other	Total
Long-lived Assets
2012	$45,068	$6,145	$1,701	$52,914
2011	$39,555	$7,003	$1,179	$47,737
Goodwill and Intangible Assets
2012	$698,083	$85,231	$—	$783,314
2011	$577,388	$85,836	$—	$663,224

A summary of the Company’s revenue as at December 31 is set forth in the following table.

	United States	Canada	Other	Total
Revenue:
2012	$862,611	$149,807	$52,591	$1,065,009
2011	$751,875	$152,374	$32,743	$936,992
2010	$573,723	$97,452	$17,651	$688,826